================================================================================

                                   THE SANSOM
                                     STREET
                                     FAMILY


                             MONEY MARKET PORTFOLIO


                               Semi-Annual Report
                                February 28, 2001

================================================================================

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT

     The impact of the Federal Reserve's restrictive monetary policy became evident in the second half of 2000 as the nation's gross domestic product (GDP) decelerated to 2.2% in the third quarter and to just 1% in the fourth quarter. This marked a sharp slowdown from the 5.2% rate of growth in the first half of 2000. Consumer spending, which accounts for two thirds of GDP, led the slowdown as the year ended. Consumer confidence also weakened in reaction to the spike in energy prices earlier in the year and the extent of the decline in stock market valuations. Finally, corporate profits also deteriorated over the course of the year and earnings short-falls and warning announcements became the norm, well into the first quarter of 2001.

     The Federal Reserve maintained its tight monetary policy during all of 2000, although no further rate increases were made after the decision in May to raise the federal funds rate to 6.5%. The most dramatic change in the money markets during the last six months was the steep inversion of the yield curve. As sentiment swung toward a more accommodative Fed, yields on one-year securities fell from over 7.25% to 6% at year-end. In early January, the Fed took the unusual step of cutting rates in between regularly scheduled meetings by fifty basis points. Their rationale was that a deepening weakness in overall business activity was now a greater threat to the economy than an imminent rekindling of inflation. At the end of January, the Fed again eased aggressively. A second fifty basis point cut pushed money market yields sharply lower and kept the yield curve steeply inverted. By late February, the market was poised for additional Fed easings of at least 50-100 basis points. The average weighted maturity of the RBB Money Market Portfolio was shortened during the period, as the yield curve inverted and offered little incentive to buy longer-dated obligations. Credit quality also became a growing concern during the last six months. The problems with certain California utilities and the health of the Japanese banking system were two widely publicized issues that helped reiterate the importance of high quality investments. At the end of February, the portfolio had a 37-day average weighted maturity and assets of $1.08 billion.

                                  BlackRock Institutional Management Corporation (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2001
                                   (UNAUDITED)
                                                       PAR
                                                      (000)          VALUE
                                                     -------    --------------
CERTIFICATES OF DEPOSIT--11.4%
DOMESTIC CERTIFICATES OF DEPOSIT--3.0%
American Express Centurion Bank
   5.500% 03/23/01 .............................     $20,000    $   20,000,000
Wilmington Trust Company
   5.410% 07/23/01 .............................      12,500        12,500,000
                                                                --------------
                                                                    32,500,000
                                                                --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.4%
Bank of Montreal
   5.500% 03/23/01 .............................      25,000        25,000,000
Merita Bank Ltd NY Branch
   5.405% 06/11/01 .............................      25,000        25,000,346
   5.330% 06/15/01 .............................       6,000         6,000,000
Natexis Banque Populaires S.A.
   5.330% 07/09/01 .............................      35,000        35,000,000
                                                                --------------
                                                                    91,000,346
                                                                --------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $123,500,346) .....................                   123,500,346
                                                                --------------

COMMERCIAL PAPER--47.1%
ASSET BACKED SECURITIES--21.7%
Amstel Funding Corp.
   5.300% 05/04/01 .............................      30,000        29,717,333
Crown Point Capital Co.
   5.510% 04/18/01 .............................      18,000        17,867,760
Emerald Certificates Program
   5.740% 03/16/01 .............................      12,000        11,971,300
Fairway Finance Ltd.
   5.500% 03/19/01 .............................      35,000        34,903,750
K2 (USA) LLC
   6.460% 04/17/01 .............................      12,000        11,898,793
   5.250% 06/12/01 .............................      19,000        18,714,604
Moriarty Ltd.
   5.520% 04/23/01 .............................      40,000        39,674,933
New Castle Certificates Program
   5.450% 04/05/01 .............................      33,000        32,825,146
   5.340% 05/11/01 .............................       5,000         4,947,342
   5.320% 05/16/01 .............................       7,000         6,921,382
Sheffield Receivables Corp.
   5.490% 03/13/01 .............................      25,000        24,954,250
                                                                --------------
                                                                   234,396,593
                                                                --------------

                                                       PAR
                                                      (000)          VALUE
                                                     -------    --------------
BANKS--10.6%
Banque Generale Du Luxembourg
   5.390% 04/30/01 .............................     $10,000    $    9,910,167
DEPFA-Bank Europe PLC.
   6.480% 04/16/01 .............................      20,000        19,834,400
   5.210% 07/20/01 .............................      20,000        19,591,883
HSBC USA Inc.
   6.671% 03/09/01 .............................      35,000        34,948,114
Swedbank
   6.400% 04/12/01 .............................      30,000        29,776,000
                                                                --------------
                                                                   114,060,564
                                                                --------------
CHEMICALS & ALLIED PRODUCTS--2.4%
BASF (AG)
   6.440% 03/19/01 .............................      12,000        11,961,360
   6.430% 04/05/01 .............................      14,500        14,409,355
                                                                --------------
                                                                    26,370,715
                                                                --------------
GOVERNMENT--1.4%
Quebec, Province of
   6.400% 03/23/01 .............................      15,000        14,941,333
                                                                --------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS--1.8%
National Rural Utility Cooperative
   Finance Corp.
   6.410% 04/26/01 .............................      20,000        19,800,578
                                                                --------------
NATURAL GAS TRANS. & DISTR.--1.4%
Consolidated Natural Gas Co.
   5.580% 04/30/01 .............................      15,000        14,860,500
                                                                --------------
PETROLEUM REFINING--0.9%
Repsol International Finance BV
   6.570% 03/05/01 .............................      10,000         9,992,700
                                                                --------------
SECURITY BROKERS & DEALERS--6.9%
Goldman Sachs Group, Inc. (The)
   5.580% 03/01/01 .............................      50,000        50,000,000
Lehman Brothers Holdings Inc.
   6.470% 04/12/01 .............................      10,000         9,924,517
   6.400% 06/01/01 .............................      15,000        14,754,667
                                                                --------------
                                                                    74,679,184
                                                                --------------
     TOTAL COMMERCIAL PAPER
       (Cost $509,102,167) .....................                   509,102,167
                                                                --------------

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)


                                                       PAR
                                                      (000)          VALUE
                                                     -------    --------------
AGENCY OBLIGATIONS--2.0%
Federal Home Loan Bank
   5.000% 06/29/01 .............................     $10,000    $    9,833,333
Federal National Mortgage Association
   4.860% 08/16/01 .............................      12,000        11,727,840
                                                                --------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $21,561,173) ......................                    21,561,173
                                                                --------------

MUNICIPAL BONDS--6.1%
FLORIDA--0.2%
Coral Springs VRDN IDR (Alliance
   Corp.) (Suntrust Bank, Central FL LOC)
   Series 1995+
   5.650% 03/07/01 .............................       2,000         2,000,000
                                                                --------------
GEORGIA--0.8%
De Kalb County Development Authority
   VRDN Series 1995 B (Emory
   University Project)+
   5.500% 03/07/01 .............................       8,880         8,880,000
                                                                --------------
ILLINOIS--0.4%
Illinois Health Facilities Authority VRDN
   (The Streeterville Corp. Project)
   Series 1993-B (Bank One N.A. LOC)+
   5.400% 03/07/01 .............................       4,400         4,400,000
                                                                --------------
INDIANA--0.1%
Bremen IDR Bond VRDN Series 1996 B
   (Society National Bank, Cleveland)+
   5.650% 03/01/01 .............................       1,350         1,350,000
                                                                --------------
KENTUCKY--0.4%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B (Societe
   Generale LOC)+
   5.400% 03/07/01 .............................       4,200         4,200,000
                                                                --------------
MISSISSIPPI--2.2%
Mississippi Business Finance Corp.,
   IDR Bond VRDN (Bryan Foods, Inc.
   Project) Series 1994
   (Sara Lee Corp. LOC)+
   5.450% 03/07/01 .............................      14,000        14,000,000


                                                       PAR
                                                      (000)          VALUE
                                                     -------    --------------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.,
   IDR Bond VRDN (Choctaw Foods
   Inc. Project) Series1995 (Rabobank
   Nederland LOC)+
   5.650% 03/07/01 .............................     $ 4,600    $    4,600,000
Mississippi Business Finance Corp.,
   IDR Bond VRDN (Dana Lighting
   Inc.) Series 1995 (Suntrust Bank,
   Central FL LOC)+
   5.650% 03/07/01 .............................       4,900         4,900,000
                                                                --------------
                                                                    23,500,000
                                                                --------------
NORTH CAROLINA--0.6%
City of Asheville VRDN (Wachovia
   Bank LOC)+
   5.500% 03/07/01 .............................       7,000         7,000,000
                                                                --------------
TEXAS--1.4%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond VRDN (Rohr
   Industries Project) Series 1990
   (NBD Bank N.A. LOC)+
   5.400% 03/07/01 .............................      14,800        14,800,000
                                                                --------------
     TOTAL MUNICIPAL BONDS
       (Cost $66,130,000) ......................                    66,130,000
                                                                --------------
VARIABLE RATE OBLIGATIONS--18.6%
BANKS--9.8%
American Express Centurion Bank++
   5.670% 03/01/01 .............................      21,000        21,000,000
Bank of America N.T.S.A.++
   5.670% 03/01/01 .............................      50,000        50,000,000
First Union National Bank++
   5.550% 03/09/01 .............................      15,000        15,000,000
   5.550% 03/26/01 .............................      20,000        20,000,000
                                                                --------------
                                                                   106,000,000
                                                                --------------
LIFE INSURANCE--3.7%
Transamerica Life Insurance & Annuity
   Co., GIC++
   6.720% 03/01/01 .............................      40,000        40,000,000
                                                                --------------

                See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)


                                                       PAR
                                                      (000)          VALUE
                                                     -------    --------------
SECURITY BROKERS & DEALERS--5.1%
Merrill Lynch & Co. Inc.++
   5.368% 05/14/01 .............................     $40,000    $   40,002,601
Salomon Smith Barney Holdings Inc.++
   5.926% 04/06/01 .............................      15,000        15,008,873
                                                                --------------
                                                                    55,011,474
                                                                --------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $201,011,474) .....................                   201,011,474
                                                                --------------
TIME DEPOSITS--14.6%
Suntrust Bank Atlanta
   5.563% 03/01/01 .............................     157,500       157,500,000
                                                                --------------
     TOTAL TIME DEPOSITS
       (Cost $157,500,000) .....................                   157,500,000
                                                                --------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $1,078,805,160*) ......................                 1,078,805,160
                                                                --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2% ........................                     1,794,027
                                                                --------------
NET ASSETS--100.0% .............................                $1,080,599,187
                                                                ==============

*   Also cost for Federal income tax purposes.

+ Variable Rate Demand Note -- The interest rate shown is the rate as of February 28, 2001 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

++ Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2001 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS
GIC ..............................................Guaranteed Investment Contract
IDR ..............................................Industrial Development Revenue
LOC ............................................................Letter of Credit
VRDN ..................................................Variable Rate Demand Note

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

Investment Income
   Interest ............................................    $42,133,714
                                                            -----------
Expenses
   Investment advisory fees ............................      2,414,451
   Distribution fees ...................................      2,100,438
   Transfer agent fees .................................        272,845
   Printing fees .......................................        189,096
   Custodian fees ......................................         84,998
   Registration fees ...................................         70,826
   Legal fees ..........................................         65,689
   Directors' fees .....................................         64,806
   Insurance expense ...................................         40,634
   Audit fees ..........................................         39,299
   Service organization fees ...........................          6,613
                                                            -----------
                                                              5,349,695

   Less fees waived ....................................       (980,543)
   Less expense reimbursement by advisor ...............        (10,676)
                                                            -----------
        Total expenses .................................      4,358,476
                                                            -----------
Net investment income ..................................     37,775,238
                                                            -----------
Realized gain on investments ...........................        108,957
                                                            -----------
Net increase in net assets resulting from operations ...    $37,884,195
                                                            ===========

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                              FOR THE              FOR THE
                                          SIX MONTHS ENDED        YEAR ENDED
                                          FEBRUARY 28, 2001     AUGUST 31, 2000
                                          -----------------     ---------------
                                            (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ...............    $   37,775,238       $   142,300,137
  Net gain (loss) on investments ......           108,957               (46,157)
                                           --------------       ---------------
  Net increase in net assets resulting
    from operations ...................        37,884,195           142,253,980
                                           --------------       ---------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ....................       (13,416,537)          (21,820,881)
    Cash Preservation shares ..........            (8,632)              (14,538)
    Janney Montgomery Scott shares ....                --           (55,534,937)
    Principal shares ..................        (6,803,693)          (11,383,856)
    Sansom Street shares ..............        (8,238,699)          (31,566,483)
    Select shares .....................        (9,307,677)          (21,979,442)
                                           --------------       ---------------
      Total Dividends to shareholders .       (37,775,238)         (142,300,137)
                                           --------------       ---------------
Net capital share transactions ........      (324,235,647)       (1,334,348,297)
                                           --------------       ---------------
Total increase/(decrease) in net assets      (324,126,690)       (1,334,394,454)
Net Assets:
  Beginning of period .................     1,404,725,877         2,739,120,331
                                           --------------       ---------------
  End of period .......................    $1,080,599,187       $ 1,404,725,877
                                           ==============       ===============

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                            MONEY MARKET PORTFOLIO
                                                    ------------------------------------------------------------------------
                                                          FOR THE                FOR THE                  FOR THE
                                                         SIX MONTHS                YEAR                    YEAR
                                                           ENDED                   ENDED                   ENDED
                                                    FEBRUARY 28, 2001        AUGUST 31, 2000          AUGUST 31, 1999
                                                    -----------------        ---------------          ---------------
                                                        (UNAUDITED)
Net asset value, beginning of
  year or period ..........................              $   1.00                $   1.00                $   1.00
                                                         --------                --------                --------
Income from investment operations:
   Net investment income ..................                0.0303                  0.0560                  0.0473
                                                         --------                --------                --------
     Total from investment operations .....                0.0303                  0.0560                  0.0473
                                                         --------                --------                --------
Less distributions
   Dividends (from net investment income) .               (0.0303)                (0.0560)                (0.0473)
                                                         --------                --------                --------
     Total distributions ..................               (0.0303)                (0.0560)                (0.0473)
                                                         --------                --------                --------
Net asset value, end of year or period ....              $   1.00                $   1.00                $   1.00
                                                         ========                ========                ========
Total Return ..............................               3.06%(b)                  5.75%                   4.83%
Ratios/Supplemental Data
   Net assets, end of year or period (000)               $243,656                $326,745                $841,887
   Ratios of expenses to average net assets             .49%(c)(d)                 .49%(c)                 .49%(c)
   Ratios of net investment income to
     average net assets ...................               6.12%(d)                  5.42%                   4.73%

                                                              MONEY MARKET PORTFOLIO
                                                   --------------------------------------------
                                                        FOR THE                    FOR THE
                                                         YEAR                       YEAR
                                                         ENDED                      ENDED
                                                    AUGUST 31, 1998             AUGUST 31, 1997
                                                    ---------------             ---------------
Net asset value, beginning of
  year or period ..........................             $   1.00                   $   1.00
                                                        --------                   --------
Income from investment operations:
   Net investment income ..................               0.0520                     0.0510
                                                        --------                   --------
     Total from investment operations .....               0.0520                     0.0510
                                                        --------                   --------
Less distributions
   Dividends (from net investment income) .              (0.0520)                   (0.0510)
                                                        --------                   --------
     Total distributions ..................              (0.0520)                   (0.0510)
                                                        --------                   --------
Net asset value, end of year or period ....             $   1.00                   $   1.00
                                                        ========                   ========
Total Return ..............................                5.34%                      5.22%
Ratios/Supplemental Data
   Net assets, end of year or period (000)              $684,066                   $570,018
   Ratios of expenses to average net assets               .49%(c)                    .49%(c)
   Ratios of net investment income to
     average net assets ...................                5.20%                      5.10%

(a) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

(b) Non-Annualized.

(c) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .66% for the six months ended February 28, 2001, .61%, .62%, .62% and .64% for the years ended August 31, 2000, 1999, 1998 and 1997, respectively.

(d) Annualized.

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 15.98 billion shares are currently classified into ninety-four classes. Each class represents an interest in one of fourteen investment portfolios of the Fund. The classes have been grouped into thirteen separate "families", eight of which have begun investment operations: the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Principal Family, the n/i numeric investors Family, the Boston Partners Family, the Bogle Family and the Schneider Family. The Sansom Street Family represents interest in one portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes. It is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities fall below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to the portfolio described herein, and also serves as administrator for the Money Market Portfolio. For the Money Market Portfolio, BIMC and PFPC, Inc. ("PFPC") have entered into a delegation agreement, under which PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average daily net assets:

            PORTFOLIO                               ANNUAL RATE
     ----------------------         --------------------------------------------
     Money Market Portfolio        .45% of first $250 million of net assets;
                                   .40% of the next $250 million of net assets;
                                   .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within the portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2001, advisory fees and waivers for the investment portfolio were as follows:


                                            GROSS                                              NET
                                          ADVISORY                                          ADVISORY
                                             FEE                      WAIVER                   FEE
                                         ----------                 ----------             ----------
     Money Market Portfolio              $2,414,451                 $(980,543)             $1,433,908

     The investment advisor has agreed to reimburse the portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the year ended August 31, 2000 the reimbursed expenses were $10,676 for the Money Market Portfolio.

     In addition, PFPC Trust Co. serves as custodian for the Fund's portfolio. PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC
Trust Co. and PFPC are wholly owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 2001, no fees were waived. Transfer agency fees were as follows:


                                                     TRANSFER AGENCY
                                                          FEE
                                                     ---------------
    Money Market Portfolio
        Bedford Class                                     $123,985
        Cash Preservation Class                                 --
        Principal Class                                         --
        Sansom Street Class                                145,465
        Select Class*                                        3,395
                                                          --------
            Total Money Market Portfolio                  $272,845
                                                          ========

* The Select Class of shares was liquidated on January 31, 2001.

     The Fund on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with PFPC Distributors Inc. ("PFPC Distributors"). PFPC Distributors is a wholly owned subsidiary of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

     The contracts provide for each class to make payments, based on average net assets to PFPC Distributors of up to .65% on an annual basis for the Bedford, Cash Preservation, and Principal Classes and up to .20% on an annualized basis for the Sansom Street Class. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as the Fund's distributor pursuant to the same compensation arrangement as PFPC Distributors.

     For the period September 1, 2000 through January 1, 2001, distribution fees paid to PDI were as follows:

                                                          DISTRIBUTION
                                                               FEE
                                                          ------------
          Money Market Portfolio
              Bedford Class                                $1,006,789
              Cash Preservation Class                             417
              Principal Class                                 303,527
              Sansom Street Class                              46,718
                                                           ----------
                  Total Money Market Portfolio             $1,357,451
                                                           ==========

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the period January 2, 2001 through February 28, 2001, distribution fees paid to PFPC Distributors were as follows:

                                                           DISTRIBUTION
                                                                FEE
                                                           ------------
    Money Market Portfolio
        Bedford Class                                         $557,103
        Cash Preservation Class                                    195
        Principal Class                                        165,132
        Sansom Street Class                                     20,557
                                                              --------
            Total Money Market Portfolio                      $742,987
                                                              ========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 2001 service organization fees were $6,613 for the Money Market Portfolio.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                  MONEY MARKET PORTFOLIO
                                        -------------------------------------
                                             FOR THE             FOR THE
                                         SIX MONTHS ENDED       YEAR ENDED
                                        FEBRUARY 28, 2001    AUGUST 31, 2000
                                        -----------------    ----------------
                                           (UNAUDITED)

                                              VALUE               VALUE
                                        -------------------------------------
 Shares sold:
     Bedford Class                       $   433,960,416           $866,092,657
     Cash Preservation Class                      54,322                462,203
     Janney Montgomery Scott Class*                   --          5,748,987,958
     Principal Class                         298,524,968            534,885,343
     Sansom Street Class                     919,442,358          3,118,553,510
     Select Class**                          947,199,090          2,969,370,240
                                         ---------------       ----------------
        Total  Shares  Sold                2,599,181,154         13,238,351,911
Shares  issued  on
  reinvestment of dividends:
     Bedford Class                            13,563,546             21,403,595
     Cash Preservation Class                       9,050                 13,920
     Janney Montgomery Scott Class*                   --             54,694,717
     Principal Class                           6,883,017             11,245,950
     Sansom Street Class                         402,129             13,899,819
                                         ---------------       ----------------
        Total Shares Reinvested               20,857,742            101,258,001
 Shares repurchased:
     Bedford Class                          (342,188,868)          (792,698,785)
     Cash Preservation Class                    (149,220)              (194,641)
     Janney Montgomery Scott Class*                   --         (6,892,100,877)
     Principal Class                        (246,598,269)          (547,145,226)
     Sansom Street Class                  (1,002,933,427)        (3,647,602,057)
     Select Class**                       (1,352,404,759)        (2,794,216,623)
                                         ---------------       ----------------
        Total Shares Repurchased          (2,944,274,543)       (14,673,958,209)
                                         ---------------       ----------------
 Net increase (decrease)                 $  (324,235,647)      $ (1,334,348,297)
                                         ===============       ================
 Sansom Street Shares authorized           1,500,000,000          1,500,000,000
                                         ===============       ================

* The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000. ** The Select Class of shares was liquidated on January 31, 2001.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

NOTE 4. NET ASSETS

     At February 28, 2001, net assets consisted of the following:

                                                          MONEY MARKET
                                                           PORTFOLIO
                                                         --------------
Paid-in capital                                          $1,080,592,416
Accumulated net realized gain/(loss) on investments               6,771
                                                         --------------
   Total net assets                                      $1,080,599,187
                                                         ==============

NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 2000 capital loss carryovers were available to offset future realized gains as follows: $102,186 in the Money Market Portfolio of which $56,029 expires in 2006 and $46,157 expires in 2008.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers three other classes of shares representing interest in the Money Market Portfolio: Bedford, Cash Preservation, and Principal. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class is not represented in this report due to its immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY (a)


                                                                              MONEY MARKET PORTFOLIO
                                                         -------------------------------------------------------------------
                                                           FOR THE                 FOR THE               FOR THE
                                                         SIX MONTHS                  YEAR                  YEAR
                                                            ENDED                    ENDED                 ENDED
                                                         FEBRUARY 28,             AUGUST 31,            AUGUST 31,
                                                            2001                     2000                  1999
                                                         ------------             ----------            ----------
                                                         (UNAUDITED)
Net asset value, beginning of year or period .            $   1.00                 $   1.00              $   1.00
                                                          --------                 --------              --------
Income from investment operations:
  Net investment income ......................              0.0277                   0.0512                0.0425
                                                          --------                 --------              --------
   Total net income from investment operations              0.0277                   0.0512                0.0425
                                                          --------                 --------              --------
Less distributions
  Dividends (from net investment income) .....             (0.0277)                 (0.0512)              (0.0425)
                                                          --------                 --------              --------
   Total distributions .......................             (0.0277)                 (0.0512)              (0.0425)
                                                          --------                 --------              --------
Net asset value, end of year or period .......            $   1.00                 $   1.00              $   1.00
                                                          ========                 ========              ========
  Total Return ...............................             2.81%(b)                   5.24%                 4.34%

Ratios /Supplemental Data
  Net assets, end of year or period (000) ....            $560,284                 $423,977              $360,123
  Ratios of expenses to average net assets ...          1.00%(c)(d)                  .97%(c)               .97%(c)
  Ratios of net investment income to average
   net assets ................................             5.58%(d)                   5.15%                 4.25%

                                                                  MONEY MARKET PORTFOLIO
                                                        -------------------------------------
                                                              FOR THE                FOR THE
                                                                YEAR                  YEAR
                                                                ENDED                 ENDED
                                                             AUGUST 31,             AUGUST 31,
                                                                1998                   1997
                                                             ---------

Net asset value, beginning of year or period .                $   1.00              $     1.00
                                                              --------              ----------
Income from investment operations:
  Net investment income ......................                  0.0473                  0.0462
                                                              --------              ----------
   Total net income from investment operations                  0.0473                  0.0462
                                                              --------              ----------
Less distributions
  Dividends (from net investment income) .....                 (0.0473)                (0.0462)
                                                              --------              ----------
   Total distributions .......................                 (0.0473)                (0.0462)
                                                              --------              ----------
Net asset value, end of year or period .......                $   1.00              $     1.00
                                                              ========              ==========
  Total Return ...............................                   4.84%                   4.72%

Ratios /Supplemental Data
  Net assets, end of year or period (000) ....                $762,739              $1,392,911
  Ratios of expenses to average net assets ...                  .97%(c)                 .97%(c)
  Ratios of net investment income to average
   net assets ................................                   4.73%                   4.62%


(a) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

(b) Non-Annualized.

(c) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.18% for the six months ended February 28, 2001, 1.05%, 1.08%, 1.10% and 1.12% for the years ended August 31, 2000, 1999, 1998 and 1997, respectively.

(d) Annualized.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE PRINCIPAL FAMILY (a)


                                                                       MONEY MARKET PORTFOLIO
                                                   ---------------------------------------------------------------
                                                        FOR THE                 FOR THE          FOR THE PERIOD
                                                    SIX MONTHS ENDED           YEAR ENDED        JUNE 1, 1999 TO
                                                   FEBRUARY 28, 2001        AUGUST 31, 2000     AUGUST 31, 1999(b)
                                                   -----------------        ---------------     ------------------
Net asset value, beginning of year or period           $   1.00                $   1.00             $   1.00
                                                       --------                --------             --------
Income from investment operations:
   Net investment income ...................             0.0289                  0.0532               0.0110
                                                       --------                --------             --------
     Total from investment operations ......             0.0289                  0.0532               0.0110
                                                       --------                --------             --------
Less distributions
   Dividends (from net investment income) ..            (0.0289)                (0.0532)             (0.0110)
                                                       --------                --------             --------
     Total distributions ...................            (0.0289)                (0.0532)             (0.0110)
                                                       --------                --------             --------
Net asset value, end of year or period .....           $   1.00                $   1.00             $   1.00
                                                       ========                ========             ========
Total Return ...............................            2.92%(c)                  5.46%              1.10%(e)

Ratios /Supplemental Data
   Net assets, end of period (000) .........           $276,333                $217,520             $218,530
   Ratios of expenses to average net assets           .77%(d)(e)              .   77%(d)           .77%(d)(e)
   Ratios of net investment income to
     average net assets ....................            5.81%(e)                  5.32%              4.36%(e)

(a) Financial highlights relate solely to the Principal Family of shares within the portfolio.

(b) On June 1, 1999 the Money Market Portfolio's Principal Class began operations.

(c) Non-Annualized.

(d) Without the waiver of advisory and transfer agent fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .83% for the six months ended February 28, 2001, .85% and .85% for the periods ended August 31, 2000 and 1999, respectively.

(e) Annualized.